Note 13 - Redeemable Non-controlling Interests (Details) - Reconciliation of the Beginning and Ending NCI Amounts (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Redeemable Noncontrolling Interest [Line Items]
Balance, January 1	$ 222,073	$ 147,751
RNCI share of earnings	28,200	18,027	13,741
RNCI redemption increment	19,420	41,430	21,131
Distributions paid to RNCI	25,956	22,001	16,321
Other	36,616	57,570	34,478
Balance, December 31	230,992	222,073
Noncontrolling Interest Share Of Earnings [Member]
Redeemable Noncontrolling Interest [Line Items]
RNCI share of earnings	22,539	13,976
Noncontrolling Interest Redemption Increment [Member]
Redeemable Noncontrolling Interest [Line Items]
RNCI redemption increment	19,420	41,430
Noncontrolling Interest Distributions Paid To NCI [Member]
Redeemable Noncontrolling Interest [Line Items]
Distributions paid to RNCI	(21,421)	(17,878)
Noncontrolling Interest Purchase Of Interests From NCI Net [Member]
Redeemable Noncontrolling Interest [Line Items]
Purchases of interests from RNCI, net	(31,677)	(5,242)
Noncontrolling Interest Recognized On Business Acquisitions [Member]
Redeemable Noncontrolling Interest [Line Items]
RNCI recognized on business acquisitions	19,376	43,531
Noncontrolling Interest Share Of Other Comprehensive Earnings [Member]
Redeemable Noncontrolling Interest [Line Items]
Other	$ 682	$ (1,495)